GSMBS 2022-NQM2 ABS-15G

Exhibit 99.2 - Schedule 6

Data Compare
Run Date - 05/09/2022 1:25:59 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXXXXXXXXX	XXXXXXXXXXX	Appraisal Date	XXXX	XXXX	Bid tape shows original appraisal date, audited data shows 1004D date.
XXXX	XXXXXXXXXXX	XXXXXXXXXXX	DSCR	XXXX	XXXX	Discounted 10% as no lease provided in file.
XXXX	XXXXXXXXXXX	XXXXXXXXXXX	DSCR	XXXX	XXXX
XXXX	XXXXXXXXXXX	XXXXXXXXXXX	DSCR	XXXX	XXXX	Bid tape XX, Audited data XX Gross Schedule Income is $XXXX divided by monthly mortgage payment $XXX equals DSCR ration XX. Final approval shows using 10% vacancy rate on lease amount.
XXXX	XXXXXXXXXXX	XXXXXXXXXXX	Property Type	XXXX	XXXX	Bid tape is Attached. Audited data is Single Family. Verified with Appraisal subject property type is Detached Single Family.
XXXX	XXXXXXXXXXX	XXXXXXXXXXX	Qualifying Credit Score	XXX	XXX	Verified